Benefit Plans - Schedule of Fair Value of Pension Plan Assets by Three Level Fair Value Hierarchy (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 13,584	$ 11,652	$ 16,399
Cash and cash-equivalents(1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	309	314
U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,699	3,171
International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,757	1,672
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,819	6,495
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,236	2,185
Level 1 | Cash and cash-equivalents(1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	309	314
Level 1 | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,674	1,602
Level 1 | International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		253	269
Level 1 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		10,348	9,467
Level 2 | Cash and cash-equivalents(1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	0
Level 2 | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,025	1,569
Level 2 | International equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,504	1,403
Level 2 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 7,819	$ 6,495
Minimum | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		19.50%
Minimum | International equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		5.50%
Minimum | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		50.00%
Maximum | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		29.50%
Maximum | International equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		15.50%
Maximum | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		60.00%

[1]	ncludes funds held in a short-term, government money-market fund.